[MHM, March 30, 2007]

AMENDMENT TO SECURITIES REGISTRATION STATEMENT

(For NAV Sale)

PUTNAM EUROPE EQUITY FUND

AMENDMENT TO SECURITIES REGISTRATION STATEMENT
(For NAV Sale)

To: Director of Kanto Local Finance Bureau

Filing Date: March 30, 2007

Name of the Registrant Company:	PUTNAM EUROPE EQUITY FUND

Name and Official Title of Representative	Charles E. Porter
of Trustees:	Executive Vice President, Associate Treasurer,
Principal Executive Officer and Compliance
Liaison

Address of Principal Office:	One Post Office Square
Boston, Massachusetts 02109
U. S. A.

Name and Title of Registration Agent:	Harume Nakano
Attorney-at-Law

Ken Miura
Attorney-at-Law

Address or Place of Business	Marunouchi Kitaguchi Building
6-5, Marunouchi 1-chome
Chiyoda-ku, Tokyo

Name of Liaison Contact:	Harume Nakano
Ken Miura
Attorneys-at-Law

Place of Liaison Contact:	Mori Hamada & Matsumoto
Marunouchi Kitaguchi Building
6-5, Marunouchi 1-chome
Chiyoda-ku, Tokyo

Phone Number:	03-6212-8316

- ii -

Name of the Fund Making Public Offering or Sale of Foreign Investment Fund Securities:

PUTNAM EUROPE EQUITY FUND

Aggregate Amount of Foreign Investment Fund Securities to be Publicly Offered or Sold: Up to 1,404 million U.S. dollars (JPY170.9 billion)

Note : U.S. $ amount is translated into Japanese Yen at the rate of I USD=JPY 121.73, the mean of the exchange rate quotations by The Bank of Tokyo-Mitsubishi UFJ, Ltd. for buying and selling spot dollars by telegraphic transfer against yen on January 31, 2007.

Places where a copy of this Amendment to Securities Registration Statement is available for Public Inspection

Not applicable.

I. Reason For Filing This Amendment To Securities Registration Statement:

This statement purports to amend and update the relevant information of the Securities Registration Statement filed on December 28, 2006 (the "Original SRS," as amended on March 15, 2007) due to the fact that the Semi-annual Report was filed on March 30, 2007.

The exchange rates used in this statement to translate the amended amounts of foreign currencies are different from those used before these amendments, as the latest exchange rates are used in this statement.

II. Contents of the Amendments:

Amendment due to filing the Semi-annual Report.

The following items in the original SRS are amended to have the same contents as those provided in the following items of the Semi-annual Report:

The ORIGINAL SRS		The Semi-annual Report	The way of
amendment

PART II. INFORMATION
CONCERNING THE FUND
I.	DESCRIPTION OF THE FUND
1.	NATURE OF THE FUND
(B) Structure of the Fund:
(3) Outline of the Fund		IV. OUTLINE OF THE
MANAGEMENT COMPANY
1.	Fund	(1) Amount of Capital Stock
d. Amount of Capital Stock		(1) Fund	Novation
2.	Investment Management
Company
d. Amount of Capital Stock:		(2) Investment Management	Novation
Company
5.	STATUS OF INVESTMENT	I. STATUS OF INVESTMENT
FUND		PORTFOLIO OF THE FUND
(A) Diversification of Investment		(1) Diversification of Investment	Novation
Portfolio		Portfolio
(C) Results of Past Operations		(2) Results of Past Operations	Addition
PART III. DETAILED
INFORMATION ON THE FUND
IV. FINANCIAL CONDITIONS OF
THE FUND
1. Financial Statements		II. FINANCIAL CONDITIONS	Addition
OF THE FUND
V. RECORD OF SALES AND		III. RECORD OF SALES AND	Addition
REPURCHASES		REPURCHASES

PART IV. SPECIAL
INFORMATION
I. OUTLINE OF THE
MANAGEMENT COMPANY
1. Outline of the Management	IV. OUTLINE OF THE
Company	MANAGEMENT COMPANY
i Fund	(1) Amount of Capital Stock
(1) Amount of Capital Stock	(1) Fund	Novation
ii Investment Management Company
(1) Amount of Capital Stock	(2) Investment Management	Novation
Company
2. Description of Business and Outline	(2) Description of Business and	Novation
of Operation	Conditions of Operation
IV. OUTLINE OF THE
MANAGEMENT COMPANY
5. Miscellaneous	(3) Miscellaneous
i Fund
(3) Litigation and Other	(1) Fund	Novation
Significant Events
ii Investment Management Company
(5) Litigation, etc.	(2) Investment Management	Novation
Company

The contents of the Semi-annual Report are as follows: [Omitted]